VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—6.5%
U.S. Treasury Bonds
2.375%, 2/15/42	$ 305	$ 227
2.500%, 2/15/46	849	614
3.000%, 8/15/48	485	379
1.250%, 5/15/50	145	74
1.375%, 8/15/50	595	314
1.875%, 2/15/51	470	283
2.000%, 8/15/51	50	31
2.250%, 2/15/52	50	33
3.625%, 2/15/53	2,245	1,971
4.250%, 2/15/54	65	64
U.S. Treasury Notes
0.375%, 7/31/27	100	88
2.625%, 2/15/29	460	427
1.250%, 8/15/31	50	41
4.000%, 2/15/34	185	182
Total U.S. Government Securities (Identified Cost $5,790)		4,728

Municipal Bonds—0.4%
California—0.4%
San Diego County Regional Airport Authority Rental Car Center Project Series B - Taxable 5.594%, 7/1/43	255	252
Santa Clara Valley Water District Revenue Taxable, Series B 2.967%, 6/1/50	65	46
		298

Total Municipal Bonds (Identified Cost $320)		298

Foreign Government Securities—0.2%
Bolivarian Republic of Venezuela 9.375%, 1/13/34(1)	65	11
Romania Government International Bond 144A 5.875%, 1/30/29(2)	60	60
United Mexican States 4.750%, 3/8/44	54	45
Total Foreign Government Securities (Identified Cost $166)		116

Mortgage-Backed Securities—8.3%
Agency—2.6%
Federal Home Loan Mortgage Corporation Pool #SD8309 6.000%, 3/1/53	241	243
Federal National Mortgage Association
Pool #254007 6.500%, 10/1/31	1	1
Pool #835144 5.000%, 10/1/35	7	7
Pool #882224 6.000%, 9/1/36	1	1
Pool #914724 5.500%, 4/1/37	1	1
Pool #929637 5.500%, 6/1/38	1	1
Pool #940524 5.500%, 7/1/37	5	5
	Par Value	Value

Agency—continued
Pool #949301 6.000%, 10/1/37	$ 2	$ 2
Pool #975097 5.000%, 6/1/38	5	5
Pool #986012 5.500%, 6/1/38	2	2
Pool #991124 5.000%, 1/1/39	2	2
Pool #994322 6.000%, 1/1/39	1	1
Pool #994383 5.500%, 11/1/38	4	4
Pool #AA4418 4.500%, 3/1/39	3	3
Pool #AA4434 5.000%, 3/1/39	2	2
Pool #AA4436 6.000%, 3/1/39	3	3
Pool #FS4438 5.000%, 11/1/52	325	317
Pool #MA4785 5.000%, 10/1/52	745	728
Pool #MA4805 4.500%, 11/1/52	130	123
Pool #MA4980 6.000%, 4/1/53	225	228
Pool #MA5072 5.500%, 7/1/53	245	244
Government National Mortgage Association Pool #563381 6.500%, 11/15/31	4	4
		1,927

Non-Agency—5.7%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(2)(3)	36	33
American Homes 4 Rent Trust
2015-SFR1, A 144A 3.467%, 4/17/52(2)	91	89
2015-SFR2, C 144A 4.691%, 10/17/52(2)	110	108
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(2)	100	96
2020-SFR2, D 144A 3.282%, 7/17/37(2)	100	96
Angel Oak Mortgage Trust 2021-8, A1 144A 1.820%, 11/25/66(2)(3)	71	61
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(2)(3)	18	17
2019-2, A1 144A 3.347%, 4/25/49(2)(3)	33	31
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.245%, 3/15/37(2)(3)	100	96
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 7.223%, 4/15/37(2)(3)	115	116
BX Trust
2018-GW, B (1 month Term SOFR + 1.317%, Cap N/A, Floor 1.270%) 144A 6.643%, 5/15/35(2)(3)	125	124
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-OC11, D 144A 3.944%, 12/9/41(2)(3)	$ 80	$ 70
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(2)(3)	20	18
2016-SH2, M2 144A 3.750%, 12/25/45(2)(3)	25	23
COLT Mortgage Loan Trust 2022-5, A1 144A 4.550%, 4/25/67(2)(3)	188	188
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(2)	70	67
CoreVest American Finance Trust 2020-1, A1 144A 1.832%, 3/15/50(2)	21	20
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month Term SOFR + 1.027%, Cap N/A, Floor 0.980%) 144A 6.353%, 5/15/36(2)(3)	100	100
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(2)(3)	48	41
Extended Stay America Trust 2021-ESH, C (1 month Term SOFR + 1.814%, Cap N/A, Floor 1.700%) 144A 7.139%, 7/15/38(2)(3)	197	196
FirstKey Homes Trust 2020-SFR2, B 144A 1.567%, 10/19/37(2)	115	108
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(3)	80	69
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(2)(3)	90	90
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.814%, 8/15/39(2)(3)	84	84
JPMBB Commercial Mortgage Securities Trust 2014-C18, AS 4.439%, 2/15/47(3)	109	109
JPMorgan Chase Mortgage Trust 2017-5, A1 144A 4.257%, 10/26/48(2)(3)	15	15
MetLife Securitization Trust 2017-1A, M1 144A 3.454%, 4/25/55(2)(3)	100	88
Mill City Mortgage Loan Trust 2019-1, M2 144A 3.500%, 10/25/69(2)(3)	100	89
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, AS 3.561%, 4/15/48	225	218
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(2)(3)	19	18
2015-2A, A1 144A 3.750%, 8/25/55(2)(3)	32	30
2016-1A, A1 144A 3.750%, 3/25/56(2)(3)	13	12
2016-3A, A1 144A 3.750%, 9/25/56(2)(3)	18	17
2016-3A, B1 144A 4.000%, 9/25/56(2)(3)	69	64
2016-4A, A1 144A 3.750%, 11/25/56(2)(3)	50	46
2016-4A, B1A 144A 4.500%, 11/25/56(2)(3)	67	63
2021-NQ2R, A1 144A 0.941%, 10/25/58(2)(3)	26	23
2022-NQM2, A1 144A 3.079%, 3/27/62(2)(3)	83	75
	Par Value	Value

Non-Agency—continued
2016-2A, A1 144A 3.750%, 11/26/35(2)(3)	$ 38	$ 36
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(2)(3)	71	58
OBX Trust 2023-NQM9, A1 144A 7.159%, 10/25/63(2)(3)	94	95
Progress Residential Trust 2021-SFR3, D 144A 2.288%, 5/17/26(2)	100	92
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(2)(3)	17	15
Residential Mortgage Loan Trust
2019-2, A1 144A 2.913%, 5/25/59(2)(3)	—	1
2020-1, A1 144A 2.376%, 1/26/60(2)(3)	94	90
SG Residential Mortgage Trust 2021-1, A3 144A 1.560%, 7/25/61(2)(3)	30	24
Towd Point Mortgage Trust
2016-3, M1 144A 3.500%, 4/25/56(2)(3)	80	79
2018-2, A2 144A 3.500%, 3/25/58(2)(3)	140	131
2018-6, A1A 144A 3.750%, 3/25/58(2)(3)	43	42
2018-6, A2 144A 3.750%, 3/25/58(2)(3)	110	98
2019-4, A2 144A 3.250%, 10/25/59(2)(3)	100	88
2021-1, A2 144A 2.750%, 11/25/61(2)(3)	100	81
2023-1, A1 144A 3.750%, 1/25/63(2)	86	81
Tricon American Homes Trust 2019-SFR1, C 144A 3.149%, 3/17/38(2)	100	95
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(2)	100	93
VCAT LLC 2021-NPL2, A1 144A 5.115%, 3/27/51(2)(3)	35	35
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(2)(3)	48	45
2020-1R, A2 144A 1.567%, 11/25/55(2)	21	19
		4,106

Total Mortgage-Backed Securities (Identified Cost $6,291)		6,033

Asset-Backed Securities—4.3%
Automobiles—2.3%
American Credit Acceptance Receivables Trust
2021-3, C 144A 0.980%, 11/15/27(2)	—(4)	—(4)
2022-1, D 144A 2.460%, 3/13/28(2)	55	53
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	85	83
Arivo Acceptance Auto Loan Receivables Trust
2022-2A, A 144A 6.900%, 1/16/29(2)	30	30
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2024-1A, B 144A 6.870%, 6/17/30(2)	$ 68	$ 68
Avid Automobile Receivables Trust 2023-1, A 144A 6.630%, 7/15/26(2)	12	12
Avis Budget Rental Car Funding LLC (AESOP) 2022-5A, A 144A 6.120%, 4/20/27(2)	42	43
BOF URSA VI Funding Trust I 2023-CAR2, A2 144A 5.542%, 10/27/31(2)	78	77
Carvana Auto Receivables Trust
2021-N2, C 1.070%, 3/10/28	17	16
2023-N1, C 144A 5.920%, 7/10/29(2)	93	93
2023-N4, C 144A 6.590%, 2/11/30(2)	70	72
CPS Auto Receivables Trust
2019-D, E 144A 3.860%, 10/15/25(2)	34	34
2024-A, C 144A 5.740%, 4/15/30(2)	60	60
Credit Acceptance Auto Loan Trust 2024-1A, A 144A 5.680%, 3/15/34(2)	46	46
DT Auto Owner Trust 2023-1A, B 144A 5.190%, 10/16/28(2)	51	51
Exeter Automobile Receivables Trust 2023-2A, B 5.610%, 9/15/27	65	65
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(2)	62	63
First Investors Auto Owner Trust 2022-1A, C 144A 3.130%, 5/15/28(2)	55	53
Flagship Credit Auto Trust 2020-3, C 144A 1.730%, 9/15/26(2)	41	40
Foursight Capital Automobile Receivables Trust 2022-1, B 144A 2.150%, 5/17/27(2)	45	43
GLS Auto Receivables Issuer Trust
2022-2A, D 144A 6.150%, 4/17/28(2)	50	50
2023-1A, B 144A 6.190%, 6/15/27(2)	49	49
LAD Auto Receivables Trust 2023-4A, C 144A 6.760%, 3/15/29(2)	62	63
Lendbuzz Securitization Trust 2022-1A, A 144A 4.220%, 5/17/27(2)	40	39
Lobel Automobile Receivables Trust 2023-1, A 144A 6.970%, 7/15/26(2)	32	32
Oscar U.S. Funding XV LLC 2023-1A, A3 144A 5.810%, 12/10/27(2)	130	131
Porsche Financial Auto Securitization Trust 2023-2A, A2A 144A 5.880%, 11/23/26(2)	49	49
Santander Drive Auto Receivables Trust 2022-7, A2 5.810%, 1/15/26	4	4
Tesla Auto Lease Trust 2023-A, B 144A 6.410%, 7/20/27(2)	65	66
Tricolor Auto Securitization Trust 2023-1A, B 144A 6.840%, 11/16/26(2)	50	50
Westlake Automobile Receivables Trust
2023-1A, C 144A 5.740%, 8/15/28(2)	50	50
	Par Value	Value

Automobiles—continued
2024-1A, B 144A 5.550%, 11/15/27(2)	$ 69	$ 69
		1,654

Consumer Loans—0.3%
ACHV ABS Trust 2024-1PL, A 144A 5.900%, 4/25/31(2)	100	100
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(2)	62	63
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(2)	79	79
		242

Credit Card—0.2%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(2)	60	58
Discover Card Execution Note Trust 2023-A2, A 4.930%, 6/15/28	80	80
		138

Other—1.5%
Aqua Finance Trust 2019-A, C 144A 4.010%, 7/16/40(2)	71	64
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(2)	72	67
Auxilior Term Funding LLC 2023-1A, C 144A 6.500%, 11/15/30(2)	60	60
BXG Receivables Note Trust
2017-A, A 144A 2.950%, 10/4/32(2)	20	20
2023-A, A 144A 5.770%, 11/15/38(2)	67	67
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(2)	49	44
CCG Receivables Trust 2023-1, A2 144A 5.820%, 9/16/30(2)	43	43
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(2)	90	84
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(2)	38	38
Foundation Finance Trust
2023-1A, A 144A 5.670%, 12/15/43(2)	61	61
2023-2A, A 144A 6.530%, 6/15/49(2)	66	67
Hilton Grand Vacations Trust 2022-2A, C 144A 5.570%, 1/25/37(2)	35	34
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(2)	79	76
MVW LLC
2020-1A, A 144A 1.740%, 10/20/37(2)	31	29
2023-1A, B 144A 5.420%, 10/20/40(2)	62	61
2024-1A, A 144A 5.320%, 2/20/43(2)	72	72
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(2)	72	70
NMEF Funding LLC 2022-A, B 144A 3.350%, 10/16/28(2)	45	44
Octane Receivables Trust 2023-3A, B 144A 6.480%, 7/20/29(2)	62	63
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Other—continued
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(2)	$ 45	$ 44
		1,108

Total Asset-Backed Securities (Identified Cost $3,178)		3,142

Corporate Bonds and Notes—11.9%
Communication Services—0.4%
CCO Holdings LLC 144A 4.750%, 3/1/30(2)	60	51
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(2)	45	21
Sprint Capital Corp. 8.750%, 3/15/32	55	67
T-Mobile USA, Inc. 3.875%, 4/15/30	55	51
Vodafone Group plc 5.625%, 2/10/53	70	70
		260

Consumer Discretionary—0.4%
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(2)	115	112
Ford Motor Co.
3.250%, 2/12/32	26	22
4.750%, 1/15/43	15	13
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)	59	54
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(2)	45	47
Tapestry, Inc. 7.850%, 11/27/33	50	54
		302

Consumer Staples—0.2%
Anheuser-Busch InBev Worldwide, Inc. 5.550%, 1/23/49	25	26
BAT Capital Corp. 7.750%, 10/19/32	72	82
Pilgrim’s Pride Corp. 6.250%, 7/1/33	53	54
Post Holdings, Inc. 144A 6.250%, 2/15/32(2)	20	20
		182

Energy—0.9%
BP Capital Markets plc 4.875% (5)	95	91
Civitas Resources, Inc. 144A 8.750%, 7/1/31(2)	30	32
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(2)	30	31
144A 6.544%, 11/15/53(2)	20	22
144A 6.714%, 8/15/63(2)	10	11
DT Midstream, Inc. 144A 4.125%, 6/15/29(2)	50	46
Enbridge, Inc. 7.625%, 1/15/83	80	82
	Par Value	Value

Energy—continued
Energy Transfer LP
8.000%, 5/15/54(6)	$ 10	$ 10
Series G 7.125%(5)	15	15
Series H 6.500%(5)	25	24
EQM Midstream Partners LP 144A 6.375%, 4/1/29(2)	10	10
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(2)	80	65
Kinder Morgan, Inc.
4.300%, 6/1/25	45	44
7.750%, 1/15/32	35	40
Occidental Petroleum Corp. 6.125%, 1/1/31	50	52
Transocean, Inc. 144A 11.500%, 1/30/27(2)	35	36
Western Midstream Operating LP 5.250%, 2/1/50	45	40
		651

Financials—4.9%
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.507%, 8/15/53(3)	80	80
American Express Co. 5.625%, 7/28/34	60	61
Aon North America, Inc. 5.750%, 3/1/54	75	77
Apollo Debt Solutions BDC 144A 6.900%, 4/13/29(2)	35	35
Ares Finance Co. LLC 144A 4.000%, 10/8/24(2)	80	79
Ascot Group Ltd. 144A 4.250%, 12/15/30(2)	65	53
Athene Holding Ltd. 6.250%, 4/1/54	15	15
Aviation Capital Group LLC 144A 6.750%, 10/25/28(2)	35	36
Bank of America Corp.
2.687%, 4/22/32	245	207
2.482%, 9/21/36	160	128
Bank of New York Mellon Corp. (The)
5.834%, 10/25/33	40	42
Series G 4.700%(5)	105	103
BlackRock Funding, Inc. 5.250%, 3/14/54	60	60
Blackstone Private Credit Fund 2.625%, 12/15/26	39	36
Blue Owl Credit Income Corp.
4.700%, 2/8/27	32	30
144A 6.650%, 3/15/31(2)	15	15
Blue Owl Finance LLC 144A 3.125%, 6/10/31(2)	70	59
Brookfield Finance, Inc. 6.350%, 1/5/34	60	64
Capital One Financial Corp. 2.359%, 7/29/32	83	64
Charles Schwab Corp. (The)
6.136%, 8/24/34	35	37
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
Series H 4.000%(5)	$ 70	$ 59
Citigroup, Inc.
3.980%, 3/20/30	145	137
6.270%, 11/17/33	70	74
Citizens Financial Group, Inc. 5.841%, 1/23/30	49	49
Corebridge Financial, Inc. 6.875%, 12/15/52	85	85
Discover Financial Services 6.700%, 11/29/32	55	58
Fifth Third Bancorp 4.337%, 4/25/33	75	68
GGAM Finance Ltd. 144A 6.875%, 4/15/29(2)	30	30
Glencore Funding LLC 144A 5.634%, 4/4/34(2)	10	10
Global Atlantic Fin Co. 144A 6.750%, 3/15/54(2)	25	26
Goldman Sachs Group, Inc. (The)
3.102%, 2/24/33	155	133
6.450%, 5/1/36	55	59
HUB International Ltd. 144A 7.250%, 6/15/30(2)	10	10
JPMorgan Chase & Co.
5.717%, 9/14/33	65	66
1.953%, 2/4/32	240	196
KeyCorp
4.789%, 6/1/33	45	41
6.401%, 3/6/35	25	26
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)	30	27
Lincoln National Corp. (3 month Term SOFR + 2.302%) 7.619%, 4/20/67(3)	67	51
Medline Borrower LP 144A 6.250%, 4/1/29(2)	10	10
MetLife, Inc. Series G 3.850% (5)	60	58
Morgan Stanley
5.948%, 1/19/38	65	65
6.375%, 7/24/42	115	130
MSCI, Inc. 144A 3.625%, 9/1/30(2)	62	55
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 8.489%, 4/30/43(3)	41	41
Northern Trust Corp.
3.375%, 5/8/32	55	51
6.125%, 11/2/32	25	26
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(2)	5	5
Prudential Financial, Inc.
6.750%, 3/1/53	55	57
6.500%, 3/15/54	25	25
Sammons Financial Group, Inc. 144A 6.875%, 4/15/34(2)	35	35
Smurfit Kappa Treasury ULC 144A 5.777%, 4/3/54(2)	65	66
State Street Corp.
4.164%, 8/4/33	35	33
4.821%, 1/26/34	26	25
Series I 6.700%(5)	40	41
	Par Value	Value

Financials—continued
Synchrony Financial 3.700%, 8/4/26	$ 45	$ 43
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	55	47
Wells Fargo & Co.
4.897%, 7/25/33	105	101
6.491%, 10/23/34	15	16
Series BB 3.900%(5)	65	62
Willis North America, Inc. 5.900%, 3/5/54	75	76
		3,554

Health Care—1.1%
Amgen, Inc.
5.250%, 3/2/33	31	31
5.650%, 3/2/53	26	27
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32	25	22
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(2)	155	148
CVS Health Corp. 5.875%, 6/1/53	69	70
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	110	97
HCA, Inc. 5.250%, 6/15/49	85	78
Illumina, Inc. 2.550%, 3/23/31	82	68
IQVIA, Inc. 6.250%, 2/1/29	55	57
Roche Holdings, Inc. 144A 5.218%, 3/8/54(2)	60	61
Royalty Pharma plc
2.150%, 9/2/31	35	28
3.350%, 9/2/51	40	26
Smith & Nephew plc 5.400%, 3/20/34	15	15
Universal Health Services, Inc. 2.650%, 1/15/32	105	86
		814

Industrials—1.2%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)	91	88
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(2)	90	87
Boeing Co. (The)
5.805%, 5/1/50	40	38
5.930%, 5/1/60	53	50
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)	82	71
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)	95	81
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	79	74
Hertz Corp. (The) 144A 4.625%, 12/1/26(2)	55	50
Regal Rexnord Corp. 144A 6.400%, 4/15/33(2)	74	77
Science Applications International Corp. 144A 4.875%, 4/1/28(2)	45	43
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Industrials—continued
Sempra Global 144A 3.250%, 1/15/32(2)	$ 93	$ 77
TransDigm, Inc. 144A 6.625%, 3/1/32(2)	5	5
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	34	34
Veralto Corp. 144A 5.450%, 9/18/33(2)	70	71
		846

Information Technology—0.6%
Booz Allen Hamilton, Inc.
144A 3.875%, 9/1/28(2)	35	33
144A 4.000%, 7/1/29(2)	55	51
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(2)(6)	20	18
Dell International LLC 8.100%, 7/15/36	60	73
Gartner, Inc. 144A 3.750%, 10/1/30(2)	55	49
Leidos, Inc. 2.300%, 2/15/31	95	78
Oracle Corp.
5.550%, 2/6/53	40	39
3.850%, 4/1/60	30	21
Vontier Corp. 2.950%, 4/1/31	45	38
		400

Materials—0.4%
Bayport Polymers LLC 144A 5.140%, 4/14/32(2)	65	60
Berry Global, Inc. 144A 5.650%, 1/15/34(2)	50	50
Celanese U.S. Holdings LLC 3.500%, 5/8/24	62	62
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(2)	30	30
Glencore Funding LLC 144A 2.850%, 4/27/31(2)	75	64
		266

Real Estate—0.6%
EPR Properties 4.750%, 12/15/26	90	87
GLP Capital LP
3.250%, 1/15/32	6	5
6.750%, 12/1/33	70	74
MPT Operating Partnership LP
4.625%, 8/1/29	10	8
3.500%, 3/15/31	30	21
Sabra Health Care LP 3.200%, 12/1/31	45	37
Safehold GL Holdings LLC 6.100%, 4/1/34	60	60
Service Properties Trust 4.500%, 3/15/25	55	54
VICI Properties LP
4.950%, 2/15/30	50	48
	Par Value	Value

Real Estate—continued
5.125%, 5/15/32	$ 65	$ 62
		456

Utilities—1.2%
Black Hills Corp. 6.150%, 5/15/34	60	62
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(2)	65	60
CMS Energy Corp. 4.750%, 6/1/50	60	55
Entergy Texas, Inc. 5.800%, 9/1/53	65	67
Exelon Corp. 5.600%, 3/15/53	90	90
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(2)	75	76
New York State Electric & Gas Corp. 144A 5.850%, 8/15/33(2)	50	52
Northern Natural Gas Co. 144A 5.625%, 2/1/54(2)	60	61
NRG Energy, Inc. 144A 7.000%, 3/15/33(2)	85	91
PacifiCorp 5.800%, 1/15/55	65	64
Puget Energy, Inc.
2.379%, 6/15/28	29	26
4.224%, 3/15/32	27	24
Southern Co. (The) Series 21-A 3.750%, 9/15/51	94	88
Vistra Corp. 144A 8.000% (2)(5)	45	46
		862

Total Corporate Bonds and Notes (Identified Cost $8,756)		8,593

Leveraged Loans—1.3%
Aerospace—0.1%
Brown Group Holding LLC (1 month Term SOFR + 2.850%) 8.180%, 6/7/28(3)	31	31
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.733%, 6/21/27(3)	13	13
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.180%, 2/1/28(3)	35	35
TransDigm, Inc. Tranche I (3 month Term SOFR + 2.750%) 8.059%, 8/24/28(3)	21	21
		100

Chemicals—0.1%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 9.180%, 11/8/27(3)	56	56
Nouryon Finance B.V. (3 month Term SOFR + 4.100%) 9.419%, 4/3/28(3)	10	10
		66

Energy—0.1%
Oryx Midstream Services Permian Basin LLC 2024 (1 month Term SOFR + 3.114%) 8.436%, 10/5/28(3)	24	24
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Energy—continued
Paragon Offshore Finance Co. (3 month LIBOR + 1.750%) 3.750%, 7/16/21(1)(7)	$ —(4)	$ —
Whitewater DBR Holdco LLC (3 month Term SOFR + 2.750%) 8.052%, 2/17/31(3)	10	10
		34

Financials—0.1%
Citadel Securities LP 2024, Tranche B (1 month Term SOFR + 2.250%) 7.577%, 7/29/30(3)	23	23
Finco I LLC 2023 (3 month Term SOFR + 3.000%) 8.313%, 6/27/29(3)	5	5
Truist Insurance Holdings LLC Tranche B (1 month Term SOFR + 0.000%) 0.000%, 3/24/31(3)(8)	20	20
		48

Food / Tobacco—0.0%
Del Monte Foods, Inc. (1 month Term SOFR + 4.350%) 9.680%, 5/16/29(3)	40	33
Gaming / Leisure—0.2%
Caesars Entertainment, Inc. Tranche B-1 (3 month Term SOFR + 2.750%) 8.040%, 2/6/31(3)	10	10
Flutter Entertainment plc Tranche B (3 month Term SOFR + 2.250%) 7.559%, 11/25/30(3)	30	30
Hilton Worldwide Finance LLC Tranche B-4 (1 month Term SOFR + 2.100%) 7.429%, 11/6/30(3)	15	15
Scientific Games International, Inc. Tranche B-1 (1 month Term SOFR + 2.750%) 8.075%, 4/14/29(3)	50	50
UFC Holdings LLC Tranche B-3 (3 month Term SOFR + 3.012%) 8.336%, 4/29/26(3)	19	19
		124

Health Care—0.1%
CHG Healthcare Services, Inc. First Lien (1 month Term SOFR + 3.364%) 8.695%, 9/29/28(3)	29	29
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.680%, 4/20/29(3)	20	20
Phoenix Guarantor, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 8.577%, 2/21/31(3)	25	25
		74

Housing—0.0%
84 Lumber Co. (1 month Term SOFR + 2.850%) 8.177%, 11/29/30(3)	5	5
MI Windows & Doors LLC 2024 (1 month Term SOFR + 3.600%) 0.000%, 3/20/31(3)(8)	5	5
	Par Value	Value

Housing—continued
Standard Industries, Inc. (1 month Term SOFR + 2.364%) 7.693%, 9/22/28(3)	$ 21	$ 21
		31

Information Technology—0.1%
Boost Newco Borrower LLC Tranche B (3 month Term SOFR + 3.000%) 8.309%, 1/31/31(3)	15	15
CCC Intelligent Solutions, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.692%, 9/21/28(3)	19	19
Go Daddy Operating Co. LLC Tranche B-6 (1 month Term SOFR + 2.000%) 7.330%, 11/9/29(3)	15	15
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.250%) 7.580%, 1/31/31(3)	15	15
Open Text Corp. Tranche B (1 month Term SOFR + 2.850%) 8.177%, 1/31/30(3)	14	14
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 8.079%, 3/3/30(3)	24	24
		102

Media / Telecom - Cable/Wireless Video—0.1%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 8.580%, 9/18/30(3)	40	39
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 8.571%, 11/12/27(3)	25	25
		64

Retail—0.1%
Peer Holding III B.V. Tranche B-4 (3 month Term SOFR + 3.250%) 8.559%, 10/28/30(3)	15	15
PetsMart LLC (1 month Term SOFR + 3.850%) 9.180%, 2/11/28(3)	25	25
		40

Service—0.1%
NAB Holdings LLC First Lien (3 month Term SOFR + 2.900%) 8.209%, 11/23/28(3)	49	49
Titan Acquisition Ltd. (1 month Term SOFR + 3.114%) 8.442%, 3/28/25(3)	25	25
		74

Transportation - Automotive—0.1%
Clarios Global LP 2024 (1 month Term SOFR + 3.000%) 8.330%, 5/6/30(3)	45	45
Utilities—0.1%
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 3.500%) 8.826%, 8/22/29(3)	10	10
KBR, Inc. Tranche B (1 month Term SOFR + 2.250%) 7.580%, 1/17/31(3)	15	15
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Utilities—continued
Vistra Zero Operating Co. LLC (1 month Term SOFR + 2.750%) 0.000%, 4/30/31(3)(8)	$ 5	$ 5
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.750%) 8.077%, 1/27/31(3)	49	49
		79

Total Leveraged Loans (Identified Cost $915)		914

	Shares
Preferred Stocks—0.2%
Financials—0.2%
JPMorgan Chase & Co. Series HH, 4.600%	30(9)	29
MetLife, Inc. Series D, 5.875%(6)	40(9)	40
Truist Financial Corp. Series Q, 5.100%	90(9)	84
		153

Total Preferred Stocks (Identified Cost $152)		153

Common Stocks—64.7%
Communication Services—9.0%
Adevinta ASA(10)	14,017	147
Auto Trader Group plc	48,115	425
Baltic Classifieds Group plc	263,006	749
CTS Eventim AG & Co. KGaA	3,221	286
Dayamitra Telekomunikasi PT	6,944,000	269
Infrastrutture Wireless Italiane SpA	12,141	138
Meta Platforms, Inc. Class A	3,922	1,904
Netflix, Inc.(10)	1,380	838
oOh!media Ltd.	138,568	161
Rightmove plc	73,365	509
Trade Desk, Inc. (The) Class A(10)	12,533	1,096
		6,522

Consumer Discretionary—10.9%
Airbnb, Inc. Class A(10)	4,586	757
Allegro.eu S.A.(10)	39,036	323
Amazon.com, Inc.(10)	12,115	2,185
AutoZone, Inc.(10)	197	621
Home Depot, Inc. (The)	1,706	654
Marriott International, Inc. Class A	4,349	1,097
MercadoLibre, Inc.(10)	414	626
Mercari, Inc.(10)	12,000	153
NIKE, Inc. Class B	7,427	698
Ross Stores, Inc.	4,822	708
Victorian Plumbing Group plc	80,914	81
		7,903

Consumer Staples—2.1%
Anhui Gujing Distillery Co., Ltd. Class B	11,700	164
Estee Lauder Cos., Inc. (The) Class A	2,210	341
Heineken Malaysia Bhd	57,700	283
Monster Beverage Corp.(10)	11,753	697
		1,485

	Shares	Value

Energy—0.5%
Devon Energy Corp.	3,560	$ 179
Pason Systems, Inc.	13,634	157
		336

Financials—8.1%
AJ Bell plc	87,594	334
Block, Inc. Class A(10)	6,542	553
FinecoBank Banca Fineco SpA	27,516	412
Gruppo MutuiOnline SpA	9,175	371
Hypoport SE(10)	377	96
Mortgage Advice Bureau Holdings Ltd.	23,295	268
Nordnet AB publ	7,041	129
Progressive Corp. (The)	4,931	1,020
S&P Global, Inc.	1,198	510
Visa, Inc. Class A	7,886	2,201
		5,894

Health Care—5.2%
Danaher Corp.	2,631	657
Eli Lilly & Co.	1,364	1,061
Haw Par Corp., Ltd.	58,000	416
IDEXX Laboratories, Inc.(10)	666	360
Mettler-Toledo International, Inc.(10)	226	301
Zoetis, Inc. Class A	5,830	986
		3,781

Industrials—7.5%
CAE, Inc.(10)	12,403	256
Equifax, Inc.	2,375	635
Fair Isaac Corp.(10)	980	1,225
Haitian International Holdings Ltd.	106,981	311
Howden Joinery Group plc	34,327	393
Knorr-Bremse AG	3,018	228
MEITEC Group Holdings, Inc.	15,000	289
MTU Aero Engines AG	1,042	264
Paycom Software, Inc.	1,882	375
S-1 Corp.	5,123	232
Uber Technologies, Inc.(10)	15,840	1,220
		5,428

Information Technology—17.8%
Accenture plc Class A	2,190	759
Alten S.A.	1,867	272
Amphenol Corp. Class A	13,594	1,568
BILL Holdings, Inc.(10)	5,631	387
Bouvet ASA	44,912	256
Brockhaus Technologies AG(10)	1,382	33
Cadence Design Systems, Inc.(10)	3,243	1,010
FDM Group Holdings plc	44,901	194
Gartner, Inc.(10)	881	420
MongoDB, Inc. Class A(10)	2,116	759
NVIDIA Corp.	4,114	3,717
Roper Technologies, Inc.	1,528	857
ServiceNow, Inc.(10)	729	556
Shopify, Inc. Class A(10)	6,912	533
Snowflake, Inc. Class A(10)	3,307	535
Workday, Inc. Class A(10)	3,879	1,058
		12,914

Materials—1.8%
Corp. Moctezuma SAB de C.V.	76,431	342
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Shares	Value

Materials—continued
Ecolab, Inc.	3,056	$ 706
Forterra plc	50,581	110
Ibstock plc	55,796	106
		1,264

Real Estate—1.8%
CoStar Group, Inc.(10)	9,239	892
Prologis, Inc.	3,032	395
		1,287

Total Common Stocks (Identified Cost $25,308)		46,814

Total Long-Term Investments—97.8% (Identified Cost $50,876)		70,791

Short-Term Investment—0.2%
Money Market Mutual Fund—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.200%)(11)	174,330	174
Total Short-Term Investment (Identified Cost $174)		174

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.200%)(11)(12)	58,305	58
Total Securities Lending Collateral (Identified Cost $58)		58

TOTAL INVESTMENTS—98.1% (Identified Cost $51,108)		$71,023
Other assets and liabilities, net—1.9%		1,353
NET ASSETS—100.0%		$72,376

Abbreviations:
ABS	Asset-Backed Securities
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security in default; no interest payments are being received.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities amounted to a value of $9,373 or 13.0% of net assets.
(3)	Variable rate security. Rate disclosed is as of March 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	Amount is less than $500 (not in thousands).
(5)	No contractual maturity date.
(6)	All or a portion of security is on loan.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	This loan will settle after March 31, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Non-income producing.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	85%
United Kingdom	4
Italy	1
Germany	1
Lithuania	1
Canada	1
Brazil	1
Other	6
Total	100%
† % of total investments as of March 31, 2024.
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$4,728	$—	$4,728	$—
Municipal Bonds	298	—	298	—
Foreign Government Securities	116	—	116	—
Mortgage-Backed Securities	6,033	—	6,033	—
Asset-Backed Securities	3,142	—	3,142	—
Corporate Bonds and Notes	8,593	—	8,593	—
Leveraged Loans	914	—	914	—(1)
Equity Securities:
Preferred Stocks	153	—	153	—
Common Stocks	46,814	46,814	—	—
Money Market Mutual Fund	174	174	—	—
Securities Lending Collateral	58	58	—	—
Total Investments	$71,023	$47,046	$23,977	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
Some of the Series’ investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2024.
See Notes to Schedule of Investments

VIRTUS Strategic Allocation Series
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
Note 1. Security Valuation
The Series’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Effective April 28, 2024, the Virtus Strategic Allocation Series name changed to Virtus Tactical Allocation Series.
For additional information about significant accounting policies, refer to the Series’ most recent semi or annual report.